Directors' Emoluments - Schedule of Directors' Emoluments (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Directors Emoluments [Line Items]
Total salaries	$ 62,183	$ 76,840
Lap Sun Wong [Member]
Schedule of Directors Emoluments [Line Items]
Total salaries	32,130	38,420
Ms. Zou Yue [Member]
Schedule of Directors Emoluments [Line Items]
Total salaries	7,692
Mr. Chan Kam Leung [Member]
Schedule of Directors Emoluments [Line Items]
Total salaries	7,692
Mr. Lai King Yin [Member]
Schedule of Directors Emoluments [Line Items]
Total salaries	7,692
Zhifang Zhang [Member]
Schedule of Directors Emoluments [Line Items]
Total salaries	$ 6,977	$ 38,420